Mandatorily convertible debentures into shares, Summary of components (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Mandatorily convertible debentures into shares [Abstract]
Total issue of debentures	$ 0	$ 1,058,628	$ 1,058,628
Financial liability component		69,637
Short-term interest payable		1,193
Transaction costs		(13,216)
Financial liability component of short-term debentures		57,614
Financial liability component		113,795
Long-term interest payable		1,950
Transaction costs		(21,596)
Financial liability component of long-term debentures		94,149
Equity component		875,196
Interest payable		14,999
Transaction costs		(166,095)
Equity component of debentures	$ 0	$ 724,100